Significant Related Party Transactions - Significant Intercompany Transactions Between Consolidated Entities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of transactions between related parties [line items]
Royalty					$ 6,817
Amount of downstream transaction		$ 350		$ 350
UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 47,736,335		$ 57,107,585		59,968,172
Accounts receivable	$ 5,937,706		$ 7,312,272		$ 6,737,723
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UMC GROUP JAPAN [member]
Disclosure of transactions between related parties [line items]
Sales	$ 3,933,964		$ 4,159,637		$ 4,212,523
Accounts receivable	$ 608,622		$ 905,048		$ 659,488
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	$ 31,334		$ 48,163		$ 4,790,930
Royalty	$ 1,209,310		$ 1,356,567		$ 998,899
Explanation of terms and conditions of outstanding balances for related party transaction	Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days
Loan receivable	$ 1,201,200				$ 3,924,360
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	152,012		$ 307,471		214,147
Accounts receivable	$ 21,138		$ 35,161		$ 35,498
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UMC GROUP JAPAN [member]
Disclosure of transactions between related parties [line items]
Sales	$ 250,736		$ 272,218		$ 223,740
Accounts receivable	$ 51,150		$ 61,971		$ 43,332
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 745,226		$ 698,988		$ 241,220
Accounts receivable	$ 33,242		$ 120,678		$ 141,272
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days